Assets Held for Sale	12 Months Ended
Dec. 31, 2019
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Assets Held for Sale
10.	Assets Held for Sale
In the prior period, the Group decided to sell total shares of PT Mitra Transksi Indonesia, investments in associates, with the approval of the Board of Directors and shareholders. Associated asset, amounting to
￦
13,035 million, was presented as assets held for sale and was sold in the current year.
During the current period, the Group decided to sell some real estates and classified them as assets held for sale, amounting to
￦
82,865 million.
Assets classified as assets held for sale were measured at fair value less costs to sell in accordance with IFRS 5, which is the non-recurring
fair value measured using the recent selling price of similar projects that are observable inputs. The impairment loss recognized in relation to the assets held for sale as at December 31, 2019 is
￦
7,586 million and is classified as other expenses (loss of assets held for sale).
The Group has decided to sell all of the equity holdings of
ISU-kth
Content Investment Cooperative. As at December 31, 2019, the Group presents
￦
737 million as assets held for sale.